Preferred and Income Securities ETF Average Annual Total Returns		12 Months Ended	45 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX (TOTAL RETURN GROSS)(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	1.57%
ICE BOFA US ALL CAPITAL SECURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	4.14%
75%ICE BOFA US ALL CAPITAL SECURITIES INDEX/25%BLOOMBERG DEVELOPED MKT. USD CONTINGENT CAPITAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.96%	4.35%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.68%	5.19%
Performance Inception Date	Mar. 31, 2022
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.20%	2.93%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.08%	2.95%